INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule of Income Tax (Expenses)/Benefits
	For the years ended December 31,
	2012	2013	2014

Income tax (expenses)/benefits:
Current	$(4,324)	$(2,250)	$(1,921)
Deferred	1,831	3,963	1,491
Total	$(2,493)	$1,713	$(430)

Schedule of Deferred Income Tax Assets and Liabilities
	As of December 31,
	2013	2014
Deferred tax assets:
Current
Allowance for doubtful accounts	$2,003	$3,375
Accrued payroll	1,046	870
Employee education fee excess	24	-
Valuation allowance	(297)	(2,660)
Deferred tax assets - current	2,776	1,585
Non-current
Depreciation of property and equipment	622	517
Amortization of intangible assets and concession fees	5,476	4,870
Net operating loss carry forwards	13,231	17,825
Valuation allowance	(7,575)	(9,280)
Deferred tax assets - non-current	11,754	13,932
Total deferred tax assets	14,530	15,517
Deferred tax liabilities:
Non-current
Acquired intangible assets	361	202
Total deferred tax liabilities	$361	$202

Schedule of Effective Income Tax Rate Reconciliation
	For the years ended December 31,
	2012	2013	2014
Net loss before provision for income taxes	$(29,770)	$(13,164)	$(31,204)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(7,443)	(3,291)	(7,801)
Expenses not deductible for tax purposes:
Entertainment expenses exceeded the tax limit	315	321	299
Goodwill impairment	5,153	-	-
Tax effect of tax losses not recognized	2,791	346	10
Tax effect of deductible temporary difference not recognized	1,425	1,972	1,831
Changes in valuation allowance	(471)	(571)	4,068
Effect of preferential tax rates granted to PRC entities	(675)	(1,079)	1,209
Effect of income tax rate difference in other jurisdictions	1,398	589	814
Income tax expenses/ (benefits)	$2,493	$(1,713)	$430
Effective tax rates	(8.4)%	13.0%	(1.4)%

Schedule of Tax Holiday Impact on Earnings Per Share Basic and Diluted
	For the years ended December 31,
	2012	2013	2014

Increase/(decrease) in income tax expenses	$675	$1,079	$(1,209)
Increase/(decrease) in net loss per ordinary share-basic	0.01	0.01	(0.01)
Increase/(decrease) in net loss per ordinary share-diluted	0.01	0.01	(0.01)